Investments Accounted for Using the Equity Method	12 Months Ended
Dec. 31, 2024
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD.
Investments Accounted for Using the Equity Method

13.   INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

13.1. Investments accounted for using the equity method

The detail of the Group’s investees accounted for using the equity method and the movements for the years ended December 31, 2024 and 2023:

								Share of		Foreign	Other	Other	Balance as		Balance as
						Balance as of		Profit	Dividends	Currency	Comprehensive	Increase	of	Negative	of
Taxpayer ID					Ownership	1-1-2024	Additions	(Loss)	Declared	Translation	Income	(Decrease)	12-31-2024	Equity	12-31-2024
Number	Associates and Joint Ventures	Relationship	Country	Currency	Percentage	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	Provision	ThCh$
76.418.940-K	GNL Chile S.A.	Associate	Chile	U.S. dollar	33.33%	19,668,637	—	9,176,565	—	3,224,455	—	—	32,069,657	—	32,069,657
76.014.570-K	Enel Argentina S.A.	Associate	Argentina	Argentine Peso	0.0793%	283,362	—	(40,782)	—	(30,912)	—	309,145	520,813	—	520,813
76.364.085-K	Energías Marina SpA	Associate	Chile	Chilean Peso	25.00%	58,859	—	54,434	—	—	—	—	113,293	—	113,293
77.374.847-0	HIF H2 SpA (1)	Joint venture	Chile	U.S. dollar	50.00%	—	—	(329,838)	—	(19,506)	—	—	(349,344)	349,344	—
77.569.067-4	Enel X Way Chile S.p.A. (2)	Associate	Chile	Chilean Peso	49.00%	5,342,927	—	(446,704)	—	—	—	(4,896,223)	—	—	—
					TOTAL	25,353,785	—	8,413,675	—	3,174,037	—	(4,587,078)	32,354,419	349,344	32,703,763

								Share of		Foreign	Other	Other	Balance as		Balance as
						Balance as of		Profit	Dividends	Currency	Comprehensive	Increase	of	Negative	of
Taxpayer ID					Ownership	1-1-2023	Additions	(Loss)	Declared	Translation	Income	(Decrease)	12-31-2023	Equity	12-31-2023
Number	Associates and Joint Ventures	Relationship	Country	Currency	Percentage	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	Provision	ThCh$
76.418.940-K	GNL Chile S.A.	Associate	Chile	U.S. dollar	33.33%	12,404,147	—	6,688,098	—	576,392	—	—	19,668,637	—	19,668,637
76.014.570-K	Enel Argentina S.A.	Associate	Argentina	Argentine Peso	0.0793%	388,328	—	60,300	(68,676)	(252,284)	—	155,694	283,362	—	283,362
76.364.085-K	Energías Marina SpA	Associate	Chile	Chilean Peso	25.00%	—	98,222	61,702	—	(1,428)	—	(99,637)	58,859	—	58,859
77.374.847-0	HIF H2 SpA (1)	Joint venture	Chile	U.S. dollar	50.00%	—	—	(7,142)	—	(412)	—	—	(7,554)	7,554	—
77.569.067-4	Enel X Way Chile S.p.A.	Associate	Chile	Chilean Peso	49.00%	4,960,303	1,470,000	(1,100,870)	—	—	13,494	—	5,342,927	—	5,342,927
					TOTAL	17,752,778	1,568,222	5,702,088	(68,676)	322,268	13,494	56,057	25,346,231	7,554	25,353,785
(1)See Note 13.3.a).
(2)See Note 2.4.1.

13.2. Additional financial information on investments in associates

Financial information as of December 31, 2024 and 2023 of the main companies in which the Group exercises significant influence is as follows:

	As of December 31, 2024
	Direct / Indirect	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Revenues	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	Ownership %	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A.	33.33%	174,668,445	1,851,304,512	298,739,430	1,631,024,554	1,045,888,202	27,529,696	9,673,371	37,203,067

	As of December 31, 2023
	Direct / Indirect	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Revenues	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	Ownership %	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A.	33.33%	144,820,356	1,776,749,121	251,678,137	1,610,885,427	1,042,145,056	20,064,295	1,729,184	21,793,479
Enel X Way Chile S.p.A.	49.00%	14,966,228	3,393,337	7,094,389	361,244	9,082,236	(2,246,673)	27,539	(2,219,134)

None of the Company’s associates have issued price quotations.

13.3. Joint ventures

The detail of the Group’s statements of financial position and statements of income of joint ventures as of December 31, 2024 and 2023, are as follows:

a)	HIF H2 SpA.:

	HIF H2 SpA
Ownership %	50.0%	50.0%
	12-31-2024	12-31-2023
	ThCh$	ThCh$
Total current assets	1,989	2,620
Total non-current assets	995	—
Total current liabilities	726,998	27,945
Cash and cash equivalents	1,989	2,620

Other fixed operating expenses	(659,674)	(14,278)
Profit (Loss)	(659,674)	(14,278)
Comprehensive income (Loss)	(659,674)	(14,278)

b)	Sociedad de Inversiones K Cuatro SpA:

Sociedad de Inversiones
K Cuatro SpA
Ownership %	50.0%
12-06-2022
ThCh$
Total current assets	237,410
Total non-current assets	59,474,494
Total current liabilities	1,927
Total non-current liabilities	886,326
Cash and cash equivalents	1,557

Other fixed operating expenses	(600,822)
Finance costs	(129)
Foreign currency translation gains (losses)	58,279
Income per adjustment units	3,497
Profit (loss)	(539,175)
Comprehensive income (Loss)	(539,175)

On October 28, 2021, Enel X Chile purchased a 10% interest in Sociedad de Inversiones K Cuatro SpA for ThCh$31,632. Before February 28, 2022, this interest was conditioned upon the long-term financial asset, because the Group did not have significant influence over the company. Then, on February 28, 2022, Enel X Chile increased its interest in Sociedad de Inversiones K Cuatro SpA to 50%, through the acquisition of 400 shares for a total of ThCh$259,393, thus meeting the conditions to be classified as a joint venture (see Note 2.6).

Sociedad de Inversiones K Cuatro SpA was awarded the public bid for the complementary bus supply service for the Public Transportation System of the Province of Santiago and the communities of San Bernardo and Puente Alto. Accordingly, it formed a special purpose vehicle known as Suministradora de Buses K Cuatro SpA. (hereinafter, the “Supplier”).

As a result of the aforementioned bid, the Supplier acquired 991 buses for subsequent leasing to Public Transport System operators. The approximate cost of this acquisition amounted to US$364 million plus VAT. The bidding terms established certain minimum capital obligations for the Supplier, and on May 13, 2022, the Supplier made a capital increase of US$63.5 million (ThCh$58,769,207), of which, pro rata to its new shareholding, Enel X Chile contributed US$31.5 million (ThCh$29,384,103) through Sociedad de Inversiones K Cuatro SpA.

On December 6, 2022, our subsidiary Enel X Chile completed the sale of its entire ownership interests in Sociedad de Inversiones K Cuatro SpA and Suministradora de Buses K Cuatro SpA.

On June 30, 2023, Enel X Chile received a payment of ThCh$14,821,848, representing 50% of the total sales amount. As of December 22, 2023, Enel X Chile received a payment of ThCh$14,840,706 for the remaining 50% of the total sales amount.

There are no significant commitments and contingencies, or restrictions to the availability of funds in associated companies and joint ventures.